Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Basic earnings per common share
Net income attributable to common shareholders		$ 2,313	$ 1,841	$ 1,756	$ 5,179	$ 5,765
Foreign currency loss on redemption of Subordinated Additional Tier 1 Capital Notes	[1]	(22)			(22)
Net income attributable to common shareholders used to calculate basic earnings per common share		$ 2,291	$ 1,841	$ 1,756	$ 5,157	$ 5,765
Weighted average number of common shares outstanding		1,244	1,246	1,230	1,245	1,222
Basic earnings per common share	[2]	$ 1.84	$ 1.48	$ 1.43	$ 4.14	$ 4.72
Diluted earnings per common share
Net income attributable to common shareholders used to calculate basic earnings per common share		$ 2,291	$ 1,841	$ 1,756	$ 5,157	$ 5,765
Dilutive impact of share-based payment options and others	[3]			(15)	(136)	(46)
Net income attributable to common shareholders (diluted)		$ 2,291	$ 1,841	$ 1,741	$ 5,021	$ 5,719
Weighted average number of common shares outstanding		1,244	1,246	1,230	1,245	1,222
Dilutive impact of share-based payment options and others	[3]	1		5	5	6
Weighted average number of diluted common shares outstanding		1,245	1,246	1,235	1,250	1,228
Diluted earnings per common share	[2]	$ 1.84	$ 1.48	$ 1.41	$ 4.02	$ 4.66

[1]	Refer to Note 11 for further details on the redemption of the equity instrument.
[2]	Earnings per share calculations are based on full dollar and share amounts.
[3]	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.